Commitments and Contingencies (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 43,842	$ 86,997
2021	89,736	89,736
2022	82,885	82,885
Total minimum non-cancellable operating lease payments	216,463	259,618
Less discount to fair value	(39,132)	(45,598)
Total fair value of lease payments	$ 177,331	$ 214,020